Ford Credit Auto Owner Trust 2025-C
Monthly Investor Report

Collection Period	January 2026
Payment Date	2/17/2026
Transaction Month	3
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-281130 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,096,614,974.63	29,520		55.0 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$240,000,000.00	3.993%		December 15, 2026
Class A-2a Notes	$220,000,000.00	3.99%		September 15, 2028
Class A-2b Notes	$128,000,000.00	4.06735%	*	September 15, 2028
Class A-3 Notes	$348,000,000.00	3.90%		June 15, 2030
Class A-4 Notes	$64,000,000.00	3.98%		January 15, 2032
Class B Notes	$31,580,000.00	4.22%		January 15, 2032
Class C Notes	$21,050,000.00	0.00%		May 15, 2033
Total	$1,052,630,000.00
		* 30-day average SOFR + 0.36%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$4,435,103.80

Principal:
Principal Collections	$22,227,061.39
Prepayments in Full	$10,280,000.00
Liquidation Proceeds	$40,127.25
Recoveries	$0.00
Sub Total	$32,547,188.64
Collections	$36,982,292.44

Purchase Amounts:
Purchase Amounts Related to Principal	$223,170.72
Purchase Amounts Related to Interest	$683.64
Sub Total	$223,854.36

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$37,206,146.80

Ford Credit Auto Owner Trust 2025-C
Monthly Investor Report

Collection Period	January 2026
Payment Date	2/17/2026
Transaction Month	3
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$37,206,146.80
Servicing Fee	$855,791.08	$855,791.08	$0.00	$0.00	$36,350,355.72
Interest - Class A-1 Notes	$617,194.90	$617,194.90	$0.00	$0.00	$35,733,160.82
Interest - Class A-2a Notes	$731,500.00	$731,500.00	$0.00	$0.00	$35,001,660.82
Interest - Class A-2b Notes	$477,235.73	$477,235.73	$0.00	$0.00	$34,524,425.09
Interest - Class A-3 Notes	$1,131,000.00	$1,131,000.00	$0.00	$0.00	$33,393,425.09
Interest - Class A-4 Notes	$212,266.67	$212,266.67	$0.00	$0.00	$33,181,158.42
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$33,181,158.42
Interest - Class B Notes	$111,056.33	$111,056.33	$0.00	$0.00	$33,070,102.09
Second Priority Principal Payment	$5,020,936.73	$5,020,936.73	$0.00	$0.00	$28,049,165.36
Interest - Class C Notes	$0.00	$0.00	$0.00	$0.00	$28,049,165.36
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$28,049,165.36
Regular Principal Payment	$163,600,030.60	$28,049,165.36	$0.00	$0.00	$0.00
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$0.00
Residual Released to Depositor	$0.00	$0.00	$0.00	$0.00	$0.00
Total		$37,206,146.80

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$5,020,936.73
Regular Principal Payment					$28,049,165.36
Total					$33,070,102.09

IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$33,070,102.09	$137.79	$617,194.90	$2.57	$33,687,296.99	$140.36
Class A-2a Notes	$0.00	$0.00	$731,500.00	$3.33	$731,500.00	$3.33
Class A-2b Notes	$0.00	$0.00	$477,235.73	$3.73	$477,235.73	$3.73
Class A-3 Notes	$0.00	$0.00	$1,131,000.00	$3.25	$1,131,000.00	$3.25
Class A-4 Notes	$0.00	$0.00	$212,266.67	$3.32	$212,266.67	$3.32
Class B Notes	$0.00	$0.00	$111,056.33	$3.52	$111,056.33	$3.52
Class C Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Total	$33,070,102.09	$31.42	$3,280,253.63	$3.12	$36,350,355.72	$34.54

Ford Credit Auto Owner Trust 2025-C
Monthly Investor Report

Collection Period	January 2026
Payment Date	2/17/2026
Transaction Month	3

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$168,620,967.33	0.7025874	$135,550,865.24	0.5647953
Class A-2a Notes	$220,000,000.00	1.0000000	$220,000,000.00	1.0000000
Class A-2b Notes	$128,000,000.00	1.0000000	$128,000,000.00	1.0000000
Class A-3 Notes	$348,000,000.00	1.0000000	$348,000,000.00	1.0000000
Class A-4 Notes	$64,000,000.00	1.0000000	$64,000,000.00	1.0000000
Class B Notes	$31,580,000.00	1.0000000	$31,580,000.00	1.0000000
Class C Notes	$21,050,000.00	1.0000000	$21,050,000.00	1.0000000
Total	$981,250,967.33	0.9321898	$948,180,865.24	0.9007732

Pool Information
Weighted Average APR	5.172%	5.185%
Weighted Average Remaining Term	53.55	52.82
Number of Receivables Outstanding	28,466	27,894
Pool Balance	$1,026,949,290.49	$994,154,969.99
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$986,346,771.91	$955,180,030.60
Pool Factor	0.9364721	0.9065670

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$2,631,581.17
Yield Supplement Overcollateralization Amount	$38,974,939.39
Targeted Overcollateralization Amount	$60,027,588.76
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$45,974,104.75

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$2,631,581.17
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$2,631,581.17
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$2,631,581.17

Ford Credit Auto Owner Trust 2025-C
Monthly Investor Report

Collection Period	January 2026
Payment Date	2/17/2026
Transaction Month	3
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		29	$23,961.14
(Recoveries)		0	$0.00
Net Loss for Current Collection Period			$23,961.14
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.0280%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			N/A
Second Prior Collection Period			0.0002%
Prior Collection Period			0.0004%
Current Collection Period			0.0285%
Four Month Average (Current and Prior Three Collection Periods)			N/A

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		87	$24,482.92
(Cumulative Recoveries)			$0.00
Cumulative Net Loss for All Collection Periods			$24,482.92
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.0022%

Average Realized Loss for Receivables that have experienced a Realized Loss			$281.41
Average Net Loss for Receivables that have experienced a Realized Loss			$281.41

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	0.43%	100	$4,254,099.97
61-90 Days Delinquent	0.06%	15	$609,762.27
91-120 Days Delinquent	0.00%	0	$0.00
Over 120 Days Delinquent	0.00%	0	$0.00
Total Delinquent Receivables	0.49%	115	$4,863,862.24

Repossession Inventory:
Repossessed in the Current Collection Period		4	$224,490.23
Total Repossessed Inventory		4	$224,490.23

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.0000%
Prior Collection Period			0.0246%
Current Collection Period			0.0538%
Three Month Average			0.0261%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.80%
13-24	1.30%
25-36	2.40%
37+	4.55%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.0613%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2025-C
Monthly Investor Report

Collection Period	January 2026
Payment Date	2/17/2026
Transaction Month	3

Receivables Granted Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	57	$2,660,349.15
2 Months Extended	89	$4,447,020.27
3+ Months Extended	9	$382,382.82

Total Receivables Extended	155	$7,489,752.24
IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2026

X. FLOATING RATE BENCHMARK: BENCHMARK TRANSITION

Benchmark Transition Event:	N/A

Benchmark Replacement Date:	N/A

Unadjusted Benchmark Replacement:	N/A

Benchmark Replacement Adjustment:	N/A

Benchmark Replacement Conforming Changes:	N/A

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer